REVENUE	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of revenue [text block]	REVENUE
a)    Revenue from contracts with customers
The group derives revenue from the transfer of services over time in the following line and geographical regions net of applicable revenue taxes:

	Thousands of U.S. dollars
2020	EMEA	Americas	Brazil	Others and Elimination	Total
Sales to other companies	113,864	381,133	466,701	—	961,698
Sales to Telefónica Group	120,798	195,804	133,962	—	450,564
Sales to other group companies(*)	—	5,101	8,732	(13,833)	—
Total Revenue	234,662	582,038	609,395	(13,833)	1,412,262

(*)    Includes the allocated revenue among the operating segments.

	Thousands of U.S. dollars
2021	EMEA	Americas	Brazil	Others and Elimination	Total
Sales to other companies	129,120	427,501	428,418	—	985,039
Sales to Telefónica Group	120,965	203,828	139,393	—	464,186
Total Revenue	250,085	631,329	567,811	—	1,449,225

(*)    Includes the allocated revenue among the operating segments.

	Thousands of U.S. dollars
2022	EMEA	Americas	Brazil	Others and Elimination	Total
Sales to other companies	127,945	396,225	425,779	—	949,949
Sales to Telefónica Group	105,976	186,926	147,117	—	440,019
Total Revenue	233,921	583,151	572,896	—	1,389,968